SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.




STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH



REPORT FOR CALENDAR MONTH ENDED FEBRUARY 29, 1996



                             THE MICROCAP FUND, INC.
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               (Name of registered closed-end investment company)


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                                                                               Approximate Asset
                                                                                   Value or
                                           Number of                           approximate asset         Name of Seller
  Date of each       Identification         Shares            Price           coverage per share         or of Seller's
   Transaction         of Security         Purchased        per Share         at time of purchase            Broker
---------------------------------------------------------------------------------------------------------------------------------
     2/22/96          Common Stock            3,000          $ 5.00                  $7.06             Barrington Capital
     2/23/96          Common Stock              500          $ 5.00                  $7.06             Barrington Capital
                                             ------

    Total                                     3,500


REMARKS:                                                                              The MicroCap Fund, Inc.
                                                                                      Name of Registrant

                                                                                By:   /s/    Kerry Dukes
                                                                                      Kerry Dukes
                                                                                      Managing Director


Date of Statement:         March 6, 1996